INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories are stated at the lower of cost (determined using the weighted average cost) or market value and are composed of the following at:

	December 31,
	2013	2012

Raw materials	$560,507	$3,434,586
Work-in-process	455,335	321,089
Finished goods	5,665,968	9,443,546
	$6,681,810	$13,199,221